Allocation of Total Purchase Price (Detail) (USD $)	Dec. 31, 2014	Jan. 06, 2014	Dec. 07, 2013
SCHC
Business Acquisition [Line Items]
Total fair value of assets acquired	$ 3,188,876
Holistic Care Home Health Agency Inc [Member]
Business Acquisition [Line Items]
Total fair value of assets acquired	524,748
Fletcher
Business Acquisition [Line Items]
Property and equipment		10,000
Noncompete Agreement		6,000
Goodwill		132,400
Total fair value of assets acquired		148,400
Eagle Rock
Business Acquisition [Line Items]
Noncompete Agreement			2,400
Goodwill			154,100
Total fair value of assets acquired			$ 156,500